SIGNIFICANT ACCOUNTING POLICIES (Details 6) (USD $)	12 Months Ended			6 Months Ended		12 Months Ended			6 Months Ended		12 Months Ended		31 Months Ended	4 Months Ended		12 Months Ended
	Feb. 28, 2013	Feb. 29, 2012	Feb. 28, 2011	Feb. 28, 2013 Xueersi Education	Feb. 28, 2013 TAL Beijing	Dec. 31, 2012 TAL Beijing	Dec. 31, 2011 TAL Beijing	Dec. 31, 2010 TAL Beijing	Feb. 28, 2013 Beijing Xintang Sichuang	Feb. 28, 2013 Yidu Huida	Dec. 31, 2012 Yidu Huida	Feb. 28, 2013 Software products	Feb. 28, 2013 Guidance books Xueersi Education	Dec. 31, 2012 Online education services	Dec. 31, 2012 Inter-company technical services	Feb. 28, 2013 Small scale VAT payer	Feb. 28, 2013 General VAT payer
Value added tax
VAT rate (as a percent)				6.00%	6.00%	17.00%	17.00%	17.00%	6.00%	6.00%	17.00%	17.00%	13.00%	6.00%	6.00%	3.00%	17.00%
VAT refund rate (as a percent)						14.00%	14.00%	14.00%			14.00%	14.00%
Business tax
Business tax and surcharges rate, minimum (as a percent)	3.30%
Business tax and surcharges rate, maximum (as a percent)	5.60%
Advertising costs
Total advertising costs	$ 2,502,489	$ 2,718,675	$ 271,484
Government subsidies
Government subsidies received	793,007	213,270	148,537
Government subsidies recorded	632,269	213,270	148,537
Foreign currency translation
Exchange gain (loss)	938,116	4,211,173	(80,480)
Foreign Currency Risk
Aggregate amounts of cash and cash equivalents, term deposits and restricted cash denominated in RMB	$ 207,803,373	$ 197,522,897